UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
February 5, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $237,905(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLESHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ----------  ------ -------- ------
3M Co                          COM       88579Y101     8352   101030 SH       SOLE                101030
ABB Ltd.                       ADR       000375204     5867   307150 SH       SOLE                307150
AT&T Corp                      COM       00206R102      228     8120 SH       SOLE                  8120
America Movil- Series L        ADR       02364W105     7206   153393 SH       SOLE                153393
Apache Corp.                   COM       037411105     6458    62600 SH       SOLE                 62600
Avon Products                  COM       054303102     6575   208725 SH       SOLE                208725
BP PLC                         ADR       055622104      492     8484 SH       SOLE                  8484
Becton Dickinson & Co.         COM       075887109     6536    82879 SH       SOLE                 82879
Berkshire Hathaway Class B     COM       084670702     6263     1906 SH       SOLE                  1906
ChevronTexaco Corp             COM       166764100      282     3660 SH       SOLE                  3660
China Mobile Hong Kong Ltd     ADR       16941M109     4844   104332 SH       SOLE                104332
Cisco Systems, Inc.            COM       17275R102     8028   335321 SH       SOLE                335321
Coca Cola Co.                  COM       191216100     6044   106029 SH       SOLE                106029
Colgate Palmolive Co           COM       194162103     8128    98947 SH       SOLE                 98947
Danaher Corporation            COM       235851102     7835   104191 SH       SOLE                104191
Diageo Plc                     ADR       25243Q205     6571    94663 SH       SOLE                 94663
EMC Corp.                      COM       268648102     6849   392024 SH       SOLE                392024
Eli Lilly Co Inc               COM       532457108      201     5622 SH       SOLE                  5622
Exxon Mobil Corporation        COM       30231G102     1111    16294 SH       SOLE                 16294
Fiserv Inc.                    COM       337738108     7444   153541 SH       SOLE                153541
Fomento Economico Mexico S.A.B COM       344419106     8291   172975 SH       SOLE                172975
Google                         COM       38259P508     6310    10178 SH       SOLE                 10178
H.J. Heinz Co.                 COM       423074103     6445   150715 SH       SOLE                150715
IShares S&P Small-Cap 600 Inde COM       464287804      326     5965 SH       SOLE                  5965
ITT Industries                 COM       450911102      813    16344 SH       SOLE                 16344
International Business Machine COM       459200101     8687    66363 SH       SOLE                 66363
JP Morgan Chase & Co.          COM       46625H100      322     7718 SH       SOLE                  7718
Johnson & Johnson              COM       478160104     7418   115166 SH       SOLE                115166
Kansas City Southern Industrie COM       485170302     6068   182287 SH       SOLE                182287
MasterCard                     COM       57636Q104     7406    28932 SH       SOLE                 28932
Novartis AG                    ADR       66987V109     8966   164731 SH       SOLE                164731
Petroleo Brasileiro S.A. Spons COM       71654V101    10653   251158 SH       SOLE                251158
Procter & Gamble               COM       742718109      363     5988 SH       SOLE                  5988
Sasol LTD Sponsored            ADR       803866300     5983   149798 SH       SOLE                149798
Schlumberger, Ltd.             COM       806857108     6295    96715 SH       SOLE                 96715
Staples Inc.                   COM       855030102     5958   242275 SH       SOLE                242275
Target Corp.                   COM       87612E106     9021   186508 SH       SOLE                186508
Toyota Motor Co                ADR       892331307     4741    56330 SH       SOLE                 56330
United Technologies Corp       COM       913017109     9880   142340 SH       SOLE                142340
Vanguard Total Stock Market Vi COM       922908769     1550    27496 SH       SOLE                 27496
Wal-Mart Stores                COM       931142103     1064    19900 SH       SOLE                 19900
Walgreen Co                    COM       931422109     4798   130668 SH       SOLE                130668
iShares MSCI EAFE Index Fund   COM       464287465     5473    99009 SH       SOLE                 99009
iShares MSCI Emerging Markets  COM       464287234     5760   138798 SH       SOLE                138798